Expense Example - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund - Fidelity Magellan Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653